This amendment (check only one): [ ] is a restatement
                                		         [x] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing



Christopher Harrison

London

17th July 2006

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

                                                               Value   Shares  InvestmeOther   Voting
Name of Issuer               Title of Class    ID_CUSIP        (x$1000)No.     DiscretiManagersAuthority
APPLE COMPUTER INC           Common Share      037833100           8591  150000YES     None    Sole
AGRIUM INC                   Common Share      008916108          14217  612000YES     None    Sole
ALLSTATE CORP                Common Share      020002101          25674  469100YES     None    Sole
APACHE CORP                  Common Share      037411105          37961  556210YES     None    Sole
ANADARKO PETROLEUM CORP      Common Share      032511107          18122  380000YES     None    Sole
ALERIS INTERNATIONAL INC     Common Share      014477103          10546  230000YES     None    Sole
BURLINGTON NORTHERN SANTA FE Common Share      12189T104          15850  200000YES     None    Sole
CATERPILLAR INC              Common Share      149123101          16400  220200YES     None    Sole
CHESAPEAKE ENERGY CORP       Common Share      165167107          36227 1197600YES     None    Sole
CONOCOPHILLIPS               Common Share      20825C104          62404  952300YES     None    Sole
DEERE & CO                   Common Share      244199105          12549  150300YES     None    Sole
DR HORTON INC                Common Share      23331A109           8658  363465YES     None    Sole
DEVON ENERGY CORPORATION     Common Share      25179M103          32621  540000YES     None    Sole
ICICI BANK LTD-SPON ADR      Common Share      45104G104            683   28900YES     None    Sole
BANCO ITAU HOLDING FIN-ADR   Common Share      059602201            700   24000YES     None    Sole
KOOKMIN BANK-SPON ADR        Common Share      50049M109            731    8800YES     None    Sole
LENNAR CORP-CL A             Common Share      526057104          13870  312600YES     None    Sole
LOUISIANA-PACIFIC CORP       Common Share      546347105           7595  346800YES     None    Sole
METLIFE INC                  Common Share      59156R108          22010  429800YES     None    Sole
MAVERICK TUBE CORP           Common Share      577914104              0       0YES     None    Sole
NORFOLK SOUTHERN CORP        Common Share      655844108          27328  513500YES     None    Sole
PETROLEO BRASILEIRO S.A.-ADR Common Share      71654V408            679    7600YES     None    Sole
PULTE HOMES INC              Common Share      745867101          15149  526200YES     None    Sole
POSCO-ADR                    Common Share      693483109          17755  265400YES     None    Sole
REINSURANCE GROUP OF AMERICA Common Share      759351109           9830  200000YES     None    Sole
CIA VALE DO RIO DOCE-ADR     Common Share      204412209            945   39300YES     None    Sole
SHIP FINANCE INTL LTD        Common Share      BMG810751062        6897  398414YES     None    Sole
SHINHAN FINANCIAL GRP-ADR    Common Share      824596100            737    7800YES     None    Sole
CHINA PETROLEUM & CHEM-ADR   Common Share      16941R108            658   11500YES     None    Sole
SASOL LTD-SPONSORED ADR      Common Share      803866300            773   20000YES     None    Sole
TELEKOMUNIK INDONESIA-SP ADR Common Share      715684106            803   25000YES     None    Sole
TALISMAN ENERGY INC          Common Share      87425E103          23404 1338900YES     None    Sole
TORCHMARK CORP               Common Share      891027104          17044  280700YES     None    Sole
UNIBANCO-ADR                 Common Share      90458E107            631    9500YES     None    Sole